Derivatives (Primary Risks) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Gross Notional Amount	$ 131,396	$ 133,222
Estimated Fair Value Assets	3,603	3,898
Estimated Fair Value Liabilities	3,883	1,782
Derivatives Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,775	1,654
Estimated Fair Value Assets	234	235
Estimated Fair Value Liabilities	10	4
Derivatives Designated as Hedging Instruments | Fair Value Hedges [Member] | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	310	420
Estimated Fair Value Assets	41	38
Estimated Fair Value Liabilities	0	1
Derivatives Designated as Hedging Instruments | Cash Flow Hedges [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,465	1,234
Estimated Fair Value Assets	193	197
Estimated Fair Value Liabilities	10	3
Derivatives Designated as Hedging Instruments | Cash Flow Hedges [Member] | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	45	230
Estimated Fair Value Assets	7	60
Estimated Fair Value Liabilities	0	0
Derivatives Designated as Hedging Instruments | Cash Flow Hedges [Member] | Interest rate forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	0	35
Estimated Fair Value Assets	0	8
Estimated Fair Value Liabilities	0	0
Derivatives Designated as Hedging Instruments | Cash Flow Hedges [Member] | Foreign currency swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,420	969
Estimated Fair Value Assets	186	129
Estimated Fair Value Liabilities	10	3
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Derivatives, Fair Value [Line Items]
Gross Notional Amount	129,621	131,568
Estimated Fair Value Assets	3,369	3,663
Estimated Fair Value Liabilities	3,873	1,778
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Interest rate swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	28,175	23,086
Estimated Fair Value Assets	1,928	1,802
Estimated Fair Value Liabilities	1,688	638
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Interest rate floors
Derivatives, Fair Value [Line Items]
Gross Notional Amount	2,100	7,036
Estimated Fair Value Assets	5	33
Estimated Fair Value Liabilities	2	24
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Interest rate caps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	12,042	13,792
Estimated Fair Value Assets	25	38
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Interest rate futures
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,288	630
Estimated Fair Value Assets	9	2
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Interest Rate Swaption [Member]
Derivatives, Fair Value [Line Items]
Gross Notional Amount	15,520	18,620
Estimated Fair Value Assets	136	472
Estimated Fair Value Liabilities	0	5
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Foreign currency swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,250	673
Estimated Fair Value Assets	153	77
Estimated Fair Value Liabilities	4	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Foreign currency forwards
Derivatives, Fair Value [Line Items]
Gross Notional Amount	158	185
Estimated Fair Value Assets	9	4
Estimated Fair Value Liabilities	0	1
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Credit default swaps — purchased
Derivatives, Fair Value [Line Items]
Gross Notional Amount	34	21
Estimated Fair Value Assets	0	0
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Credit default swaps — written
Derivatives, Fair Value [Line Items]
Gross Notional Amount	1,891	2,093
Estimated Fair Value Assets	28	13
Estimated Fair Value Liabilities	0	1
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Equity futures
Derivatives, Fair Value [Line Items]
Gross Notional Amount	8,037	3,669
Estimated Fair Value Assets	38	37
Estimated Fair Value Liabilities	0	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Equity index options
Derivatives, Fair Value [Line Items]
Gross Notional Amount	37,501	44,035
Estimated Fair Value Assets	897	1,032
Estimated Fair Value Liabilities	934	626
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Equity variance swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	14,894	14,866
Estimated Fair Value Assets	140	120
Estimated Fair Value Liabilities	517	434
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Interest rate total return swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	3,876	48
Estimated Fair Value Assets	0	2
Estimated Fair Value Liabilities	611	0
Derivatives Not Designated or Not Qualifying as Hedging Instruments | Equity total return swaps
Derivatives, Fair Value [Line Items]
Gross Notional Amount	2,855	2,814
Estimated Fair Value Assets	1	31
Estimated Fair Value Liabilities	$ 117	$ 49